Note 28 - Stock option plans (Detail) - Stock option activity: (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Number of shares	7,109,000	7,603,700
Weighted-average exercise price (in Dollars per share)	$ 0.19	$ 0.22
Weighted average remaining contractual term (years)	7 years 138 days	8 years 21 days
Aggregate Intrinsic Value (in Dollars)	$ 686,900	$ 10,309
Vested and expected to vest as of December 31, 2012	7,109,000
Vested and expected to vest as of December 31, 2012 (in Dollars per share)	$ 0.19
Vested and expected to vest as of December 31, 2012	7 years 138 days
Vested and expected to vest as of December 31, 2012 (in Dollars)	686,900
Exercisable as of December 31, 2012	5,109,000
Exercisable as of December 31, 2012 (in Dollars per share)	$ 0.22
Exercisable as of December 31, 2012	6 years 328 days
Exercisable as of December 31, 2012 (in Dollars)	$ 433,900
Forfeited	(494,700)
Forfeited (in Dollars per share)	$ 0.65